UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:            |X|; Amendment Number: 1

This Amendment (Check only one):    |X| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Miura Global Management, LLC

Address:    101 Park Avenue - 21st Floor
            New York, New York 10178

13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Gregory Heyman
Title:      Chief Compliance Officer
Phone:      (212) 984-8825

Signature, Place and Date of Signing:


/s/ Gregory Heyman             New York, New York             August 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total: $ 1,339,094
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COL 7        COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/  INVESTMENT OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)   PRN AMT   PRN CALL  DISCRETION MNGRS  SOLE      SHARED   NONE
--------------                --------------     -----      -------   -------   --- ----  ---------- -----  ----      ------   ----
APPLE INC                     COM               037833100  138,342      550,000 SH        SOLE       N/A      550,000  0       0
BAIDU INC                     SPON ADR REP A    056752108   66,038      970,000 SH        SOLE       N/A      970,000  0       0
BORGWARNER INC                COM               099724106   72,813    1,950,000 SH        SOLE       N/A    1,950,000  0       0
CARDIOME PHARMA CORP          COM NEW           14159U202    1,141      140,000 SH        SOLE       N/A      140,000  0       0
CREE INC                      COM               225447101   96,948    1,615,000 SH        SOLE       N/A    1,615,000  0       0
DIRECTV                       COM CL A          25490A101   86,157    2,540,000 SH        SOLE       N/A    2,540,000  0       0
EXPRESS SCRIPTS INC           COM               302182100  162,689    3,460,000 SH        SOLE       N/A    3,460,000  0       0
HUMAN GENOME SCIENCES INC     COM               444903108   11,330      500,000 SH        SOLE       N/A      500,000  0       0
KANSAS CITY SOUTHERN          COM NEW           485170302   55,597    1,529,500 SH        SOLE       N/A    1,529,500  0       0
KONINKLIJKE PHILIPS ELECTRS   NY REG SH NEW     500472303   18,352      615,000 SH        SOLE       N/A      615,000  0       0
LIFE TECHNOLOGIES CORP        COM               53217V109   15,593      330,000 SH        SOLE       N/A      330,000  0       0
LULULEMON ATHLETICA INC       COM               550021109   22,332      600,000 SH        SOLE       N/A      600,000  0       0
MCKESSON CORP                 COM               58155Q103   98,725    1,470,000 SH        SOLE       N/A    1,470,000  0       0
MEDCO HEALTH SOLUTIONS INC    COM               58405U102   22,032      400,000 SH        SOLE       N/A      400,000  0       0
NETFLIX INC                   COM               64110L106   35,855      330,000 SH        SOLE       N/A      330,000  0       0
OPENTABLE INC                 COM               68372A104    2,696       65,000 SH        SOLE       N/A       65,000  0       0
PROSHARES TR                  PSHS ULSHT SP500  74347R883   67,110    1,780,000 SH        SOLE       N/A    1,780,000  0       0
RUBICON TECHNOLOGY INC        COM               78112T107    4,915      165,000 SH        SOLE       N/A      165,000  0       0
SOLARWINDS INC                COM               83416B109   11,228      700,000 SH        SOLE       N/A      700,000  0       0
TEMPUR PEDIC INTL INC         COM               88023U101   32,288    1,050,000 SH        SOLE       N/A    1,050,000  0       0
TERADATA CORP DEL             COM               88076W103   73,152    2,400,000 SH        SOLE       N/A    2,400,000  0       0
THERMO FISHER SCIENTIFIC INC  COM               883556102   33,109      675,000 SH        SOLE       N/A      675,000  0       0
UNITED THERAPEUTICS CORP DEL  COM               91307C102   14,643      300,000 SH        SOLE       N/A      300,000  0       0
UNITED STATES OIL FUND LP     UNITS             91232N108   81,504    2,400,000     CALL  SOLE       N/A    2,400,000  0       0
UNIVERSAL HLTH SVCS INC       CL B              913903100   22,066      578,400 SH        SOLE       N/A      578,400  0       0
URBAN OUTFITTERS INC          COM               917047102   20,634      600,000 SH        SOLE       N/A      600,000  0       0
WHOLE FOODS MKT INC           COM               966837106   44,125    1,225,000 SH        SOLE       N/A    1,225,000  0       0
YAHOO INC                     COM               984332106   27,680    2,000,000 SH        SOLE       N/A    2,000,000  0       0

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